Convertible Notes, Third Jelco Note (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) Payment	Mar. 31, 2019 USD ($)	Sep. 27, 2017 USD ($)
Convertible Notes [Abstract]
Balance outstanding	$ 185,509	$ 173,289
Jelco [Member]
Convertible Notes [Abstract]
Accrued and unpaid interest		$ 2,425
Jelco [Member] | Third Jelco Note [Member]
Convertible Notes [Abstract]
Face amount				$ 13,750
Number of bullet payments | Payment		1
Accrued and unpaid interest		$ 861	$ 540
Interest rate	0.00%
Balance outstanding		$ 13,750
Jelco [Member] | Third Jelco Note [Member] | LIBOR [Member]
Convertible Notes [Abstract]
Term of variable rate		3 months
Margin on variable rate		5.00%